Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets [Member]
Included in other financial assets [Abstract]
Other trading assets	€ 34	€ 1,600
Other financial assets designated at fair value	956	592
Other financial assets available for sale	674	780
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	€ 131	444
Other financial liabilities designated at fair value		€ 41